Business Segment Information (Information for Reportable Segments) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015 [2]	Mar. 31, 2014
Gross profits:
Net interest income	[1]	¥ 1,003.7	¥ 1,129.4	¥ 1,108.3	[3]
Net noninterest income	[1]	1,217.9	1,118.3	927.0	[3]
Total	[1]	2,221.6	2,247.7	2,035.3	[3]
General and administrative Expenses	[1]	1,345.0	1,321.2	1,229.3	[3]
Others	[1]	(23.8)	(49.6)	(61.7)	[3]
Net business profits	[1]	852.8	876.9	744.3	[3]
Mizuho Bank Limited And Mizuho Corporate Bank Limited
Gross profits:
Net interest income				923.8
Net noninterest income				460.3
Total				1,384.1
General and administrative Expenses				791.1
Net business profits				593.0
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Personal Banking
Gross profits:
Net interest income				218.0
Net noninterest income				39.8
Total				257.8
General and administrative Expenses				226.4
Net business profits				31.4
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Retail banking
Gross profits:
Net interest income				80.7
Net noninterest income				49.8
Total				130.5
General and administrative Expenses				116.7
Net business profits				13.8
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Corporate Banking (Large Corporations)
Gross profits:
Net interest income				173.3
Net noninterest income				140.4
Total				313.7
General and administrative Expenses				87.2
Net business profits				226.5
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Corporate Banking
Gross profits:
Net interest income				102.5
Net noninterest income				70.1
Total				172.6
General and administrative Expenses				77.7
Net business profits				94.9
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Financial Institutions & Public Sector Business
Gross profits:
Net interest income				35.5
Net noninterest income				24.1
Total				59.6
General and administrative Expenses				29.0
Net business profits				30.6
Mizuho Bank Limited And Mizuho Corporate Bank Limited | International Banking
Gross profits:
Net interest income				128.9
Net noninterest income				139.8
Total				268.7
General and administrative Expenses				82.5
Net business profits				186.2
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income				184.9
Net noninterest income				(3.7)
Total				181.2
General and administrative Expenses				171.6
Net business profits				9.6
Mizuho Securities Company Limited Consolidated
Gross profits:
Net interest income	[1]	5.4	1.8	2.9	[3]
Net noninterest income	[1]	343.8	335.8	283.9	[3]
Total	[1]	349.2	337.6	286.8	[3]
General and administrative Expenses	[1]	279.3	268.0	246.2	[3]
Net business profits	[1]	69.9	69.6	40.6	[3]
Others
Gross profits:
Net interest income	[1]	2.8	0.9	131.4	[3]
Net noninterest income	[1]	68.1	61.5	127.6	[3]
Total	[1]	70.9	62.4	259.0	[3]
General and administrative Expenses	[1]	63.3	54.0	180.9	[3]
Others	[1]	2.5	(2.7)	(2.7)	[3]
Net business profits	[1]	10.1	5.7	75.4	[3]
MizuhoTrust Banking Company Limited Consolidated
Gross profits:
Net interest income	[1]	36.1	39.4	40.2	[3]
Net noninterest income	[1]	130.7	122.6	108.1	[3]
Total	[1]	166.8	162.0	148.3	[3]
General and administrative Expenses	[1]	99.1	94.5	90.9	[3]
Others	[1]	(4.2)	(3.7)	(2.9)	[3]
Net business profits	[1]	63.5	63.8	54.5	[3]
Mizuho Bank, Limited Consolidated
Gross profits:
Net interest income	[1]	959.4	1,087.3	933.8	[3]
Net noninterest income	[1]	675.3	598.4	407.4	[3]
Total	[1]	1,634.7	1,685.7	1,341.2	[3]
General and administrative Expenses	[1]	903.3	904.7	711.3	[3]
Others	[1]	(22.1)	(43.2)	(56.1)	[3]
Net business profits	[1]	709.3	737.8	573.8	[3]
Mizuho Bank, Limited Consolidated | Others
Gross profits:
Net interest income	[1]	129.3	152.4	133.7	[3]
Net noninterest income	[1]	41.6	37.8	9.2	[3]
Total	[1]	170.9	190.2	142.9	[3]
General and administrative Expenses	[1]	70.0	71.0	52.3	[3]
Others	[1]	(22.1)	(43.2)	(56.1)	[3]
Net business profits	[1]	78.8	76.0	34.5	[3]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated
Gross profits:
Net interest income	[1]	830.1	934.9	800.1	[3]
Net noninterest income	[1]	633.7	560.6	398.2	[3]
Total	[1]	1,463.8	1,495.5	1,198.3	[3]
General and administrative Expenses	[1]	833.3	833.7	659.0	[3]
Net business profits	[1]	630.5	661.8	539.3	[3]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Personal Banking
Gross profits:
Net interest income	[1]	214.8	213.4	164.6	[3]
Net noninterest income	[1]	45.0	48.7	31.6	[3]
Total	[1]	259.8	262.1	196.2	[3]
General and administrative Expenses	[1]	234.4	233.5	171.3	[3]
Net business profits	[1]	25.4	28.6	24.9	[3]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Retail banking
Gross profits:
Net interest income	[1]	75.7	77.6	60.4	[3]
Net noninterest income	[1]	53.1	53.7	38.0	[3]
Total	[1]	128.8	131.3	98.4	[3]
General and administrative Expenses	[1]	118.6	118.4	87.8	[3]
Net business profits	[1]	10.2	12.9	10.6	[3]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Corporate Banking (Large Corporations)
Gross profits:
Net interest income	[1]	173.0	179.5	170.7	[3]
Net noninterest income	[1]	143.7	128.0	135.4	[3]
Total	[1]	316.7	307.5	306.1	[3]
General and administrative Expenses	[1]	91.9	94.4	83.8	[3]
Net business profits	[1]	224.8	213.1	222.3	[3]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Corporate Banking
Gross profits:
Net interest income	[1]	97.5	99.6	77.3	[3]
Net noninterest income	[1]	77.5	79.8	55.8	[3]
Total	[1]	175.0	179.4	133.1	[3]
General and administrative Expenses	[1]	75.2	76.5	58.8	[3]
Net business profits	[1]	99.8	102.9	74.3	[3]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Financial Institutions & Public Sector Business
Gross profits:
Net interest income	[1]	32.5	33.3	30.7	[3]
Net noninterest income	[1]	31.8	27.4	21.7	[3]
Total	[1]	64.3	60.7	52.4	[3]
General and administrative Expenses	[1]	29.8	30.3	25.1	[3]
Net business profits	[1]	34.5	30.4	27.3	[3]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | International Banking
Gross profits:
Net interest income	[1]	175.5	147.1	128.9	[3]
Net noninterest income	[1]	185.1	164.9	139.8	[3]
Total	[1]	360.6	312.0	268.7	[3]
General and administrative Expenses	[1]	122.1	92.6	82.5	[3]
Net business profits	[1]	238.5	219.4	186.2	[3]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-consolidated | Trading and others
Gross profits:
Net interest income	[1]	61.1	184.4	167.5	[3]
Net noninterest income	[1]	97.5	58.1	(24.1)	[3]
Total	[1]	158.6	242.5	143.4	[3]
General and administrative Expenses	[1]	161.3	188.0	149.7	[3]
Net business profits	[1]	¥ (2.7)	¥ 54.5	¥ (6.3)	[3]

[1]	"Others (h)" and "Others (k)" include the elimination of transactions between consolidated subsidiaries.
[2]	Beginning on April 1, 2015, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses" for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2015 have been reclassified under the new allocation methods.
[3]	As for the fiscal year ended March 31, 2014, "MHBK (Non-consolidated)" represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third and fourth quarters, while "Others (h)" includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.